Related Party Balances and Transactions	12 Months Ended
May 31, 2023
Related Party Balances and Transactions [Abstract]
Related party balances and transactions

Note 7 – Related party balances and transactions

Related party balances

Due from related party consists of the following:

Name	Relationship	Nature	May 31, 2023	May 31, 2022
Liao Jinqi	Majority stockholder, director and CEO of the Company	Loan receivable, no interest, due on demand	$-	$59,961